Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16)	$ 66,334	$ 103,146	$ 128,995	$ 96,790
Freight forward agreements	571	289
Operating Lease, Right-of-Use Asset	10,334	2,529
Vessels and equipment (note 15)	1,073,465	1,104,742
Short-term Debt	(20,000)	(10,000)
Long-term debt, including current portion (note 6)	(377,529)	(242,961)
Obligations related to finance leases, including current portion (note 7)	(233,816)	(360,043)
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Freight forward agreements	571	289
Advances to equity-accounted joint venture	3,780	5,280
Reported Value Measurement [Member] | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Freight forward agreements	301	(289)
Reported Value Measurement [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Freight forward agreements	270
Level 2 | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(20,000)	(10,000)
Long-term debt, including current portion (note 6)	(377,529)	(242,961)
Obligations related to finance leases, including current portion (note 7)	(233,816)	(360,043)
Level 2 | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(20,000)	(10,000)
Long-term debt, including current portion (note 6)	(382,152)	(248,738)
Obligations related to finance leases, including current portion (note 7)	(247,130)	(411,740)
Fair Value, Recurring [Member] | Level 1 | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16)	66,334	103,146
Fair Value, Recurring [Member] | Level 1 | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16)	66,334	103,146
Fair Value, Recurring [Member] | Level 2 | Reported Value Measurement [Member] | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreement	(120)	(886)
Fair Value, Recurring [Member] | Level 2 | Reported Value Measurement [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Freight forward agreements	270	0
Fair Value, Recurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member] | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreement	(120)	(886)
Fair Value, Recurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Freight forward agreements	270	0
Fair Value, Nonrecurring [Member] | Level 2 | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating Lease, Right-of-Use Asset	0	1,799
Vessels and equipment (note 15)	0	59,250
Assets held for sale(note 15)	12,740	31,680
Fair Value, Nonrecurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating Lease, Right-of-Use Asset	0	1,799
Vessels and equipment (note 15)	0	59,250
Assets held for sale(note 15)	$ 12,740	$ 31,680